GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

CHINA -- 2.4%

Foods -- 2.4%
----------------------------------------------------------------------
People's Food Holdings, Ltd.                   2,328,000   $ 1,450,136
The company produces and sells frozen &
fresh pork, processed meat and chicken
meat throughout China.
----------------------------------------------------------------------
                                                           $ 1,450,136
----------------------------------------------------------------------
Total China
   (identified cost $1,516,129)                            $ 1,450,136
----------------------------------------------------------------------

HONG KONG -- 59.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Agricultural Operations -- 2.4%
----------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, Ltd.       4,580,000   $ 1,467,958
The company engages in growing and sales
of crops, breeding and sale of livestock
and sale of ancillary food products.
----------------------------------------------------------------------
                                                           $ 1,467,958
----------------------------------------------------------------------
Airlines -- 2.6%
----------------------------------------------------------------------
Cathay Pacific Airways, Ltd.                   1,010,000   $ 1,560,331
The company operates scheduled airline
services, airline catering, aircraft
handling and engineering.
----------------------------------------------------------------------
                                                           $ 1,560,331
----------------------------------------------------------------------
Appliances -- 0.5%
----------------------------------------------------------------------
Allan International Holdings, Ltd.             2,598,000   $   329,748
The company designs, manufactures and
sells a wide range of household
electrical appliances, personal care
products and toys.
----------------------------------------------------------------------
                                                           $   329,748
----------------------------------------------------------------------
Banks -- 4.8%
----------------------------------------------------------------------
HSBC Holdings PLC                                256,800   $ 2,913,711
One of the largest banking and financial
services organizations in the world.
----------------------------------------------------------------------
                                                           $ 2,913,711
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building Materials -- 1.0%
----------------------------------------------------------------------
Anhui Conch Cement Co., Ltd.                   2,124,000   $   626,312
The company produces and sells cement
and commodity clinker which are used in
infrastructure & construction projects.
----------------------------------------------------------------------
                                                           $   626,312
----------------------------------------------------------------------
Business Services - Miscellaneous -- 1.2%
----------------------------------------------------------------------
Linmark Group, Ltd.                            2,850,000   $   727,120
The company engages in sourcing business
and the business of provision of supply
chain management solutions to retail
chain operators, brands, wholesalers,
mail order houses and department stores
in various countries.
----------------------------------------------------------------------
                                                           $   727,120
----------------------------------------------------------------------
Chemicals - Diversified -- 1.8%
----------------------------------------------------------------------
Kingboard Chemical Holdings, Ltd.              1,376,000   $ 1,076,110
Manufacturer of laminates, copper foil,
glass fabric, specialty chemicals and
printed-circuit-board products.
----------------------------------------------------------------------
                                                           $ 1,076,110
----------------------------------------------------------------------
Cosmetics & Toiletries -- 2.2%
----------------------------------------------------------------------
Natural Beauty Bio-Technology, Ltd.           14,960,000   $ 1,323,393
The company researches, develops,
manufactures and sells beauty,
aromatherapeutic and skin care branded
products, distributed through a sales
network in Greater China. It also
provides skin treatments and SPA
services through its beauty centres.
----------------------------------------------------------------------
                                                           $ 1,323,393
----------------------------------------------------------------------
Distribution / Wholesale -- 1.7%
----------------------------------------------------------------------
Espirit Holdings, Ltd.                           646,000   $ 1,051,827
The company engages in design,
licensing, sourcing, manufacturing,
wholesale and retail distribution of
high quality apparel and related
products under the ESPRIT brand name,
and Red Earth cosmetics, skin and
general body care products.
----------------------------------------------------------------------
                                                           $ 1,051,827
----------------------------------------------------------------------
Diversified Financial Services -- 2.0%
----------------------------------------------------------------------
Guoco Group, Ltd.                                210,000   $ 1,195,392
The company engages in finance,
insurance, stockbroking, property
development and merchant banking.
----------------------------------------------------------------------
                                                           $ 1,195,392
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Operations -- 2.1%
----------------------------------------------------------------------
Jardine Matheson Holdings, Ltd.                  226,400   $ 1,313,120
A multinational conglomerate engages in
financial services, investment
properties, supermarkets, hotels,
engineering and insurance.
----------------------------------------------------------------------
                                                           $ 1,313,120
----------------------------------------------------------------------
Drugs -- 0.4%
----------------------------------------------------------------------
Far East Pharmaceutical Technology Co.,
Ltd.                                           1,174,000   $   255,873
The company manufactures, markets and
distributes pharmaceutical products in
the PRC.
----------------------------------------------------------------------
                                                           $   255,873
----------------------------------------------------------------------
Electric - Generation -- 8.7%
----------------------------------------------------------------------
CLP Holdings, Ltd.                               794,000   $ 3,196,379
The company engages in electricity
generation & supply, power projects in
the PRC and other Asian countries, and
also property development.
Huaneng Power International, Inc.              2,780,000     2,102,834
Largest independent power generation
company in China.
----------------------------------------------------------------------
                                                           $ 5,299,213
----------------------------------------------------------------------
Finance - Other Services -- 3.9%
----------------------------------------------------------------------
Hong Kong Exchanges and Clearing               1,784,000   $ 2,355,810
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
----------------------------------------------------------------------
                                                           $ 2,355,810
----------------------------------------------------------------------
Foods -- 3.6%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                           8,088,800   $ 2,229,619
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $ 2,229,619
----------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                            1,800,000   $         0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 2.0%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                      2,980,000   $ 1,232,123
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $ 1,232,123
----------------------------------------------------------------------
Medical Products -- 1.4%
----------------------------------------------------------------------
Sun Hing Vision Group Holdings, Ltd.           2,970,000   $   875,775
The company designs, manufactures and
sells optical products.
----------------------------------------------------------------------
                                                           $   875,775
----------------------------------------------------------------------
Metals - Industrial -- 2.7%
----------------------------------------------------------------------
Asia Aluminum Holdings, Ltd.                  18,230,000   $ 1,659,408
The company manufactures and sells
aluminum and stainless steel products.
----------------------------------------------------------------------
                                                           $ 1,659,408
----------------------------------------------------------------------
Mining -- 2.5%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                  4,356,000   $ 1,535,779
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 1,535,779
----------------------------------------------------------------------
Oil Companies - Exploration & Production -- 4.6%
----------------------------------------------------------------------
CNOOC, Ltd.                                    2,040,000   $ 2,837,711
The company's business is exploration,
development and production of crude oil
and natural gas in offshore China.
----------------------------------------------------------------------
                                                           $ 2,837,711
----------------------------------------------------------------------
Restaurants -- 1.5%
----------------------------------------------------------------------
Cafe De Coral Holdings, Ltd.                   1,214,000   $   926,070
The company operates quick service
restaurants, fast casual dining,
institutional catering and specialty
restaurant chains, and food
manufacturing.
----------------------------------------------------------------------
                                                           $   926,070
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 1.8%
----------------------------------------------------------------------
Topsearch International Holdings,
Ltd.(2)                                        8,376,000   $ 1,095,330
The company manufactures and sells a
broad range of double-sided and
multi-layer printed boards (PCBs).
----------------------------------------------------------------------
                                                           $ 1,095,330
----------------------------------------------------------------------
Textiles -- 2.7%
----------------------------------------------------------------------
Fountain Set Holdings, Ltd.                    4,500,000   $ 1,673,088
The company engages in production &
sales of finished knitted fabrics,
sewing threads & dyed yarns; provision
of knitting, dyeing, printing & fabric
finishing services; trading of raw yarns
and sale of garments.
----------------------------------------------------------------------
                                                           $ 1,673,088
----------------------------------------------------------------------
Transportation -- 1.3%
----------------------------------------------------------------------
China Merchants Holdings                       1,089,000   $   767,890
Engaged in the Industrial and
Infrastructure business.
----------------------------------------------------------------------
                                                           $   767,890
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $39,308,042)                           $36,328,711
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 3.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 3.1%
----------------------------------------------------------------------
Samsung Electronics                                6,920   $ 1,913,710
World's largest DRAM company and a
leading mobile handset manufacturer.
----------------------------------------------------------------------
                                                           $ 1,913,710
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $584,876)                              $ 1,913,710
----------------------------------------------------------------------

TAIWAN -- 23.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks -- 9.6%
----------------------------------------------------------------------
Chinatrust Financial Holding Co.,
Ltd.(2)                                        4,259,000   $ 3,325,981
The company provides a variety of
banking and financial services.
E. Sun Financial Holding Co., Ltd.(2)          2,500,000       950,570
The company provides commercial and
banking services as well as brokerage
and dealer services for short-term debt
instruments.
Far Eastern International Bank                 4,460,000       828,342
The company provides general commercial
banking services.
Taishin Finanicial Holdings Co., Ltd.(2)       1,605,000       760,486
The company provides commercial banking
services.
----------------------------------------------------------------------
                                                           $ 5,865,379
----------------------------------------------------------------------
Building Materials -- 2.3%
----------------------------------------------------------------------
Basso Industry Corp.                             449,000   $   689,456
The company manufactures, assembles and
markets pneumatic nailers and staplers.
Globe Union Industrial Corp.                     526,250       723,421
The company manufactures and markets a
variety of faucets.
----------------------------------------------------------------------
                                                           $ 1,412,877
----------------------------------------------------------------------
Chemicals - Diversified -- 1.7%
----------------------------------------------------------------------
Formosa Chemical & Fiber Corp.                 1,155,400   $ 1,064,495
The company manufactures artificial
fibre for the textile industry.
----------------------------------------------------------------------
                                                           $ 1,064,495
----------------------------------------------------------------------
Diversified Financial Services -- 2.3%
----------------------------------------------------------------------
SinoPac Holdings Co.(2)                        3,138,231   $ 1,376,820
The company provides commercial banking
and securities brokerage services.
----------------------------------------------------------------------
                                                           $ 1,376,820
----------------------------------------------------------------------
Entertainment -- 1.5%
----------------------------------------------------------------------
Holiday Entertainment Co., Ltd.                1,223,000   $   940,769
The company operates private karaoke
rooms throughout Taiwan.
----------------------------------------------------------------------
                                                           $   940,769
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 4.9%
----------------------------------------------------------------------
Realtek Semiconductor Corp.                       24,600   $    70,512
The company designs, tests and
distributes integrated circuits which
are used in consumer electronics,
computer systems and peripherals, and
communication network hardware.
Taiwan Semiconductor Manufacturing
Co.(2)                                         1,431,917     2,089,870
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp.(2)               1,029,350       846,000
One of the world's largest independent
semiconductor foundries.
----------------------------------------------------------------------
                                                           $ 3,006,382
----------------------------------------------------------------------
Telecommunication Services -- 1.0%
----------------------------------------------------------------------
Taiwan Cellular Corp.(2)                         531,000   $   590,173
The company provides cellular
telecommunication services.
----------------------------------------------------------------------
                                                           $   590,173
----------------------------------------------------------------------
Total Taiwan
   (identified cost $16,291,825)                           $14,256,895
----------------------------------------------------------------------

THAILAND -- 3.8%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building - Heavy Construction -- 1.2%
----------------------------------------------------------------------
Italian-Thai Development PCL(2)                  970,000   $   706,143
The company is involved in construction
project management, engineering and
design of large scale civil works and
infrastructure projects in Thailand and
Southeast Asia.
----------------------------------------------------------------------
                                                           $   706,143
----------------------------------------------------------------------
Building Materials -- 1.2%
----------------------------------------------------------------------
Dynasty Ceramic PCL                              377,000   $   745,253
The company produces ceramic floor tiles
used for both indoor and outdoor
construction and decoration.
----------------------------------------------------------------------
                                                           $   745,253
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Financial Services -- 1.4%
----------------------------------------------------------------------
AEON Thana Sinsap (Thailand) PCL                  96,100   $   404,967
The company provides consumer financial
services such as hire purchase, personal
loans and credit cards.
Kiatnakin Finance PCL                            573,200       468,168
The company provides financial services
including commercial and consumer
financing to its customers.
----------------------------------------------------------------------
                                                           $   873,135
----------------------------------------------------------------------
Total Thailand
   (identified cost $2,534,771)                            $ 2,324,531
----------------------------------------------------------------------

UNITED STATES -- 1.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Telecommunication Services -- 1.9%
----------------------------------------------------------------------
UTStarcom, Inc.(2)                                90,200   $ 1,190,640
The company manufactures
telecommunications equipment for
wireline and wireless network service
providers, derives the majority of its
revenue from PAS wireless access
systems, broadband capable access
systems for wireline networks and
IP-based soft-switch products in China.
----------------------------------------------------------------------
                                                           $ 1,190,640
----------------------------------------------------------------------
Total United States
   (identified cost $1,984,986)                            $ 1,190,640
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $62,220,629)                           $57,464,623
----------------------------------------------------------------------
Total Investments -- 93.9%
   (identified cost $62,220,629)                           $57,464,623
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.1%                     $ 3,731,381
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $61,196,004
----------------------------------------------------------------------

 Company descriptions are unaudited.
 (1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (2)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                      PERCENTAGE
COMPANY                                   INDUSTRY SECTOR             OF NET ASSETS  VALUE
-----------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.                         Banks         5.4%    $3,325,981
CLP Holdings, Ltd.                             Electric - Generation         5.2      3,196,379
HSBC Holdings PLC                                              Banks         4.8      2,913,711
CNOOC, Ltd.                                          Oil Companies -
                                            Exploration & Production         4.6      2,837,711
Hong Kong Exchanges and Clearing            Finance - Other Services         3.8      2,355,810
Global Bio-chem Technology                                     Foods
  Group Co., Ltd.                                                            3.6      2,229,619
Huaneng Power International, Inc.              Electric - Generation         3.4      2,102,834
Taiwan Semiconductor Manufacturing Co.     Semiconductor Components/
                                                 Integrated Circuits         3.4      2,089,870
Samsung Electronics                          Electronic Components -
                                                       Miscellaneous         3.1      1,913,710
Fountain Set Holdings, Ltd.                                 Textiles         2.7      1,673,088

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Banks                                           14.3%    $8,779,090
Foods                                            6.0      3,679,755
Building Materials                               4.6      2,784,442
Chemicals - Diversified                          3.5      2,140,605
Airlines                                         2.5      1,560,331
Agricultural Operations                          2.4      1,467,958
Cosmetics & Toiletries                           2.2      1,323,393
Distribution/Wholesale                           1.7      1,051,827
Business Services - Miscellaneous                1.2        727,120
Appliances                                       0.5        329,748

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $62,220,629)         $57,464,623
Cash                                          571,546
Foreign currency, at value
   (identified cost, $3,013,940)            2,999,225
Interest and dividends receivable             165,996
Prepaid expenses                                  290
-----------------------------------------------------
TOTAL ASSETS                              $61,201,680
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $     5,676
-----------------------------------------------------
TOTAL LIABILITIES                         $     5,676
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $61,196,004
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $65,945,733
Net unrealized depreciation (computed on
   the basis of identified cost)           (4,749,729)
-----------------------------------------------------
TOTAL                                     $61,196,004
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $46,059)                               $ 1,439,237
Interest                                       30,417
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,469,654
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   578,320
Administration fee                            192,668
Trustees' fees and expenses                     9,346
Legal and accounting services                  50,826
Custodian fee                                 238,257
Miscellaneous                                   6,440
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,075,857
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   226,782
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   226,782
-----------------------------------------------------

NET EXPENSES                              $   849,075
-----------------------------------------------------

NET INVESTMENT INCOME                     $   620,579
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $181,256)                    $ 1,288,733
   Foreign currency transactions              (29,327)
-----------------------------------------------------
NET REALIZED GAIN                         $ 1,259,406
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,955,660)
   Foreign currency                             1,806
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,953,854)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (694,448)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (73,869)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment income                  $       620,579  $       842,547
   Net realized gain                            1,259,406       13,350,303
   Net change in unrealized depreciation       (1,953,854)     (70,877,958)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (73,869) $   (56,685,108)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    50,377,622  $    50,608,469
   Withdrawals                                (68,225,260)     (83,986,900)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (17,847,638) $   (33,378,431)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (17,921,507) $   (90,063,539)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    79,117,511  $   169,181,050
--------------------------------------------------------------------------
AT END OF YEAR                            $    61,196,004  $    79,117,511
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002        2001        2000         1999         1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.40%       1.29%        1.25%        1.23%        1.19%
   Expenses after custodian
      fee reduction                  1.10%       1.08%        1.06%        1.05%        1.07%
   Net investment income             0.81%       0.71%        0.51%        1.08%        1.19%
Portfolio Turnover                    155%         35%          34%          57%          42%
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     (2.72)%        --           --           --           --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $61,196     $79,118     $169,181     $168,102     $140,649
---------------------------------------------------------------------------------------------

 (1) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.
 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002, the adviser fee amounted to $578,320. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002, the administrative fee amounted to $192,668. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $110,656,022 and $124,217,895, respectively, for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $62,238,942
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,212,197
    Gross unrealized depreciation              (8,986,516)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(4,774,319)
    -----------------------------------------------------

   The appreciation on foreign currency is $6,277.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2002.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GREATER CHINA GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 2002, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 11, 2002

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2002

INVESTMENT MANAGEMENT

FUND MANAGEMENT. The Trustees of the Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                                POSITION(S)                 TERM OF
            NAME                 WITH THE                 OFFICE AND
          AND DATE               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
          OF BIRTH               PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz         Trustee of       Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59                 the Trust                                            National Financial Partners (financial
                                                                                   services company) (since April 1999).
                                                                                   President and Chief Operating Officer of
                                                                                   John A. Levin & Co. (registered
                                                                                   investment adviser) (July 1997 to April
                                                                                   1999) and a Director of Baker,
                                                                                   Fentress & Company, which owns John A.
                                                                                   Levin & Co. (July 1997 to April 1999).
                                                                                   Ms. Bibliowicz is an interested person
                                                                                   because of her affiliation with a
                                                                                   brokerage firm.
James B. Hawkes               Trustee of the   Trustee of the Trust since 1989;    Chairman, President and Chief Executive
DOB: 11/9/41                  Trust; Vice      Vice President and Trustee of the   Officer of BMR, EVM and their corporate
                              President and    Portfolio since 1992                parent, Eaton Vance Corp. (EVC), and
                              Trustee of                                           corporate trustee, Eaton Vance, Inc.
                              Portfolio                                            (EV), respectively; Director of EV; Vice
                                                                                   President and Director of EVD. Trustee
                                                                                   and/or officer of 178 investment
                                                                                   companies in the Eaton Vance Fund
                                                                                   Complex. Mr. Hawkes is an interested
                                                                                   person because of his positions with
                                                                                   BMR, EVM and EVC, which are affiliates
                                                                                   of the Trust and the Portfolio.
Hon. Robert Lloyd George(2)   President and    Since 1992                          Chairman and Chief Executive Officer of
DOB: 8/13/52                  Trustee of                                           Lloyd George Management (B.V. I.)
                              the Portfolio                                        Limited, Lloyd George Management (Hong
                                                                                   Kong) Limited and Lloyd George
                                                                                   Investment Management
                                                                                   (Bermuda) Limited.
---------------------------------------------------------------------------------------------------------------------------


            NAME               NUMBER OF PORTFOLIOS
          AND DATE                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
          OF BIRTH            OVERSEEN BY TRUSTEE(1)                      HELD
----------------------------
Jessica M. Bibliowicz                        173                          None
DOB: 11/28/59

James B. Hawkes                              178                    Director of EVC
DOB: 11/9/41

Hon. Robert Lloyd George(2)                    5                          None
DOB: 8/13/52

----------------------------

NONINTERESTED TRUSTEE(S)

                                POSITION(S)                 TERM OF
            NAME                 WITH THE                 OFFICE AND
          AND DATE               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
          OF BIRTH               PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Hon. Edward K.Y. Chen(2)      Trustee of       Since 1992                          President of Lingnan University of Hong
DOB: 1/14/45                  the Portfolio                                        Kong. Director of First Pacific Company
                                                                                   and Asia Satellite Telecommunications
                                                                                   Holdings Ltd. Board Member of the Mass
                                                                                   Transit Railway Corporation. Member of
                                                                                   the Executive Council of the Hong Kong
                                                                                   Government from 1992-1997.
Donald R. Dwight              Trustee          Trustee of the Trust since 1989;    President of Dwight Partners, Inc.
DOB: 3/26/31                                   of the Portfolio since 1996         (corporate relations and communications
                                                                                   company).


            NAME               NUMBER OF PORTFOLIOS
          AND DATE                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
          OF BIRTH            OVERSEEN BY TRUSTEE(1)                      HELD
----------------------------
Hon. Edward K.Y. Chen(2)                       5                          None
DOB: 1/14/45

Donald R. Dwight                             178        Trustee/Director of the Royce Funds
DOB: 3/26/31                                            (mutual funds) consisting of 17
                                                        portfolios

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2002

INVESTMENT MANAGEMENT CONT'D

                                POSITION(S)                 TERM OF
            NAME                 WITH THE                 OFFICE AND
          AND DATE               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
          OF BIRTH               PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Samuel L. Hayes, III          Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                                   of the Portfolio since 1992         Banking Emeritus, Harvard University
                                                                                   Graduate School of Business
                                                                                   Administration.
Norton H. Reamer              Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
DOB: 9/21/35                                   of the Portfolio since 1996         investment and financial advisory
                                                                                   services company) (since September
                                                                                   2000). Chairman, Hellman, Jordan
                                                                                   Management Co., Inc. (an investment
                                                                                   management company) (since November
                                                                                   2000). Advisory Director, Berkshire
                                                                                   Capital Corporation (investment banking
                                                                                   firm) (since June 2002). Formerly,
                                                                                   Chairman of the Board, United Asset
                                                                                   Management Corporation (a holding
                                                                                   company owning institutional investment
                                                                                   management firms) and Chairman,
                                                                                   President and Director, UAM Funds
                                                                                   (mutual funds).
Lynn A. Stout                 Trustee of       Since 1998                          Professor of Law, University of
DOB: 9/14/57                  the Trust                                            California at Los Angeles School of Law
                                                                                   (since July 2001). Formerly, Professor
                                                                                   of Law, Georgetown University Law
                                                                                   Center.
Jack L. Treynor               Trustee of       Since 1989                          Investment Adviser and Consultant.
DOB: 2/21/30                  the Trust
---------------------------------------------------------------------------------------------------------------------------


            NAME               NUMBER OF PORTFOLIOS
          AND DATE                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
          OF BIRTH            OVERSEEN BY TRUSTEE(1)                      HELD
----------------------------
Samuel L. Hayes, III                         178        Director of Tiffany & Co. (specialty
DOB: 2/23/35                                            retailer) and Director of Telect, Inc.
                                                        (telecommunication services company)

Norton H. Reamer                             178        None
DOB: 9/21/35

Lynn A. Stout                                173        None
DOB: 9/14/57

Jack L. Treynor                              170        None
DOB: 2/21/30
----------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of     Since 2002                          Executive Vice President and Chief
DOB: 5/31/58             the Trust                                            Investment Officer of EVM and BMR and
                                                                              Director of EVC. Officer of 50
                                                                              investment companies managed by EVM or
                                                                              BMR.
Pamela Chan(2)           Vice President   Since 2002                          Director of Lloyd George Investment
DOB: 2/7/57              of the                                               Management (Bermuda) Limited. Officer of
                         Portfolio                                            1 investment company managed by EVM or
                                                                              BMR.
Gregory Coleman          Vice President   Since 2001                          Partner of Atlanta Capital Management
DOB: 10/28/49            of the Trust                                         Company, L.L.C. (Atlanta Capital).
                                                                              Officer of 10 investment companies
                                                                              managed by EVM or BMR.
William Walter Raleigh   Vice President   Since 1992                          Director, Finance Director and Chief
Kerr(2)                  and Assistant                                        Operating Officer of Lloyd George
DOB: 8/17/50             Treasurer of                                         Management (Hong Kong) Limited and Lloyd
                         the Portfolio                                        George Investment Management (Bermuda)
                                                                              Limited. Director of Lloyd George
                                                                              Management (B.V.I.) Limited. Officer of
                                                                              4 investment companies managed by EVM or
                                                                              BMR.
James A. Womack          Vice President   Since 2001                          Vice President of Atlanta Capital.
DOB: 11/20/68            of the Trust                                         Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Alan R. Dynner           Secretary        Since 1997                          Vice President, Secretary and Chief
DOB: 10/10/40                                                                 Legal Officer of BMR, EVM, EVD and EVC.
                                                                              Officer of 178 investment companies
                                                                              managed by EVM or BMR.

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2002

INVESTMENT MANAGEMENT CONT'D

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William J. Austin Jr.    Treasurer of     Since 2002                          Assistant Vice President of EVM and BMR.
DOB: 12/27/51            the Portfolio                                        Officer of 54 investment companies
                                                                              managed by EVM or BMR.
James L. O'Connor        Treasurer of     Since 1989                          Vice President of BMR, EVM and EVD.
DOB: 4/1/45              the Trust                                            Officer of 100 investment companies
                                                                              managed by EVM or BMR.
----------------------------------------------------------------------------------------------------------------------

 (1)  Includes both master and feeder-funds in a master feeder structure.
 (2) The business address for Ms. Chan, Mr. Kerr and Mr. Lloyd George is 3808 One Exchange Square, Central, Hong Kong. The business address for
      Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.